Subsequent events (Details) - shares	2 Months Ended	12 Months Ended
	Mar. 06, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Shares issued from options exercised (in shares)		1,218,560	531,410	1,093,428
Common Class A [Member] | Subsequent Event
Subsequent Event [Line Items]
Shares issued from options exercised (in shares)	457,579